Deferred income tax assets and liabilities and income tax expense (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of temporary difference, unused tax losses and unused tax credits	Deferred income tax assets and liabilities break down as follows:

	As of December 31, 2019	Profit (loss)	Other changes in equity	Other comprehensive income (loss)	As of December 31, 2020
Short-term investments	523	(658)	—	—	(135)
Employee benefit	1,627	(876)	—	114	865
Share-based payments	1,166	(1,166)	—	—	—
Tax losses and other unused tax credits (1)	7,345	29,004	—	—	37,479
Provisions	6,860	(4,387)	—	—	2,473
Right-of-use assets, net	65	199	—	—	264

Assets for deferred income tax	17,586	22,116	—	114	40,946

Property, plant and equipment	(138,068)	4,157	—	—	(133,911)
Trade and other receivables	(443)	(118)	—	—	(561)
Intangible assets	(771)	771	—	—	—
Inventories	(1,351)	529	—	—	(822)
Payment of borrowings costs	—	(1,212)	—	—	(1,212)
Other	(3)	—	—	—	(3)
Credit for static and dynamic adjustment for inflation	(23,493)	(15,946)	—	—	(39,439)

Liabilities for deferred income tax	(164,129)	(11,819)	—	—	(175,948)

Deferred income tax, net	(146,543)	10,297	—	114	(135,002)

	As of December 31, 2020	Profit (loss)	Other changes in equity	Other comprehensive income (loss)	As of December 31, 2021
Short-term investments	(135)	(1,790)	—	—	(1,925)
Employee benefit	865	—	—	2,048	2,913
Tax losses and other unused tax credits (1)	37,479	(30,507)	—	—	6,972
Provisions	2,473	4,792	—	—	7,265
Right-of-use assets, net	264	(103)	—	—	161

Assets for deferred income tax	40,946	(27,608)	—	2,048	15,386

Property, plant and equipment	(133,911)	(16,875)	—	—	(150,786)
Trade and other receivables	(561)	2,345		—	1,784
Inventories	(822)	(447)	—	—	(1,269)
Payment of borrowings costs	(1,212)	(13)	—	—	(1,225)
Other	(3)	(498)	—	—	(501)
Credit for static and dynamic adjustment for inflation	(39,439)	3,401	—	—	(36,038)

Liabilities for deferred income tax	(175,948)	(12,087)	—	—	(188,035)

Deferred income tax, net	(135,002)	(39,695)	—	2,048	(172,649)

(1)
As of December 31,
2021
, and 2020, the Company has recognized Net Operating Loss (“NOL”) based on a recoverability analysis of expected future taxable income in the following years, generated in Argentina and Mexico, respectively.

Schedule of deferred income tax assets and liabilities	The following amounts, are disclosed in the consolidated statement of financial position:

	As of December 31, 2021	As of December 31, 2020
Deferred income tax assets, net	2,771	565
Deferred income tax liabilities, net	175,420	135,567

Schedule of major components of tax expense income
Income tax breaks down as follows:

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Current income tax
Current income tax (expense)	(62,419)	(184)	(3,032)
Difference in the estimate of previous fiscal year income tax and the income return	—	—	1,146
Deferred income tax
Deferred income tax relating to origination and reversal of temporary differences (expense) / benefit	(39,695)	10,297	(14,346)

Income tax (expense) / benefit reported in the consolidated statements of profit or loss	(102,114)	10,113	(16,232)

Deferred tax charged to OCI	2,048	(114)	394

Total income tax (expense) / benefit	(100,066)	9,999	(15,838)

Schedule of reconciliation of income taxes
Below is the reconciliation between income tax expense and the amount resulting from the application of the tax rate to profit / (loss) before income tax:

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Profit / (loss) before income tax	152,764	(112,862)	(16,491)
Effective income tax rate	30%	30%	30%
Income tax at the effective tax rate pursuant to effective tax regulations	(45,829)	33,859	4,947

Items that adjust income tax (expense) / benefit:
Nondeductible expenses	(6,600)	(2,449)	(1,782)
Inflation adjustment	(98,348)	(32,086)	(31,796)
Effect on the measurement of monetary and nonmonetary items at functional currency	86,724	24,628	15,395
Unrecognized tax losses and other assets	(4,047)	(7,039)	(7,285)
Effect of tax losses (1)	31,232	(179)	1,675
Effect related to statutory income tax rate change (2)	(67,312)	(6,384)	2,721
Application of tax credits	9,710	—	—
Effect related to the difference in tax rate other than Mexican statutory rate	(7,637)	—	—
Difference in the estimate of previous fiscal year income tax and the income tax statement	—	—	1,146
Other	(7)	(237)	(1,253)

Total income tax benefit / (expense)	(102,114)	10,113	(16,232)

(1)	See Note 16.1.
(2)	Maily include effects of Note 33.1.

Summary of tax losses carryforwards	Below are the accumulated tax losses not recognized and their due dates:

	As of December 31, 2021	As of December 31, 2020
2027	—	4,324
2028	47,071	50,788
2029	13,781	22,999
As from 2030	2,062	11,701

Total accumulated tax losses not recognized	62,914	89,812

Schedule of breakdown of income tax liability	Income tax liabilities break down as follows:

	As of December 31, 2021	As of December 31, 2020
Current
Income tax, net of withholdings and prepayments	44,625	—

Total current	44,625	—